Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
AmpliPhi Biosciences Corporation [Member]
Revenue		$ 115,000
Operating expenses
Research and development	$ 4,892,000	2,881,000
General and administrative	5,702,000	7,590,000
Impairment charges	1,930,000	5,800,000
Total operating expenses	12,524,000	16,271,000
Loss from operations	(12,524,000)	(16,156,000)
Other expense
Change in fair value of asset acquisition derivative liability	86,000	2,010,000
Other expense, net		6,000
Total other income (expense), net	86,000	2,016,000
Loss before income taxes	(12,438,000)	(14,140,000)
Income tax benefit	328,000	1,302,000
Net loss	$ (12,110,000)	$ (12,838,000)
Per share information:
Net loss per share, basic	$ (0.64)	$ (2.01)
Weighted average shares outstanding, basic	18,980,796	6,387,425
Net loss per share, diluted	$ (0.64)	$ (2.18)
Weighted average shares outstanding, diluted	19,059,895	6,574,117
C3J [Member]
Operating expenses
Research and development	$ 8,372,000	$ 12,749,000
Acquired in-process research and development	6,767,000
General and administrative	2,519,000	2,709,000
Total operating expenses	17,658,000	15,458,000
Loss from operations	(17,658,000)	(15,458,000)
Other expense
Interest and investment income	245,000	202,000
Interest expense	(1,013,000)
Change in fair value of asset acquisition derivative liability	1,724,000
Gain on disposition of subsidiary		129,000
Foreign exchange loss		(1,000)
Total other income (expense), net	956,000	330,000
Net loss	(16,702,000)	$ (15,128,000)
Unrealized gain on available-for-sale securities	$ 7,000
Per share information:
Net loss per share, basic and diluted	$ (3.59)	$ (3.25)
Weighted average shares outstanding, basic and diluted	4,652,786	4,652,786